Net Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	$ 313	¥ 25,773	¥ 91,063
Income taxes: Deferred	1,184	97,353	160,518
Net deferred tax liability	$ 871	¥ 71,580	¥ 69,455